Redeemable Noncontrolling Interests (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Noncontrolling Interest [Abstract]
Beginning Balance	$ 113,817	¥ 790,229	¥ 773,706
Acquisition of Aipu Group (Note 4)				¥ 748,040
Current profit (loss)	(43,312)	(300,714)	24,373	17,816
Increase (decrease) in accretion of redeemable noncontrolling interests	30,316	210,485	(7,850)	7,850
Ending Balance	$ 100,821	¥ 700,000	¥ 790,229	¥ 773,706